Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment, net, consisted of the following:

	December 31, 2021	December 31, 2020
Advanced manufacturing machinery & quality equipment	$5,705,034	$3,016,377
Software	2,912,107	—
Computer & office hardware	1,148,944	657,972
Furniture and fixtures	38,473	34,753
Leasehold improvements	3,048,419	699,278

Total property and equipment	$12,852,977	$4,408,380
Less: accumulated depreciation and amortization	(3,324,550)	(1,744,014)

Property and equipment (Net)	$9,528,427	$2,664,366